Supplement dated February 4, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Multi-Advisor International Equity Fund	6/25/2014
Effective on or about May 1, 2015, the Fund’s name will change to Columbia Select International Equity Fund. Accordingly, effective on such date, all references in the Prospectus to Columbia Multi-Advisor International Equity Fund are deleted and replaced with Columbia Select International Equity Fund. In addition, the following changes are hereby made in the Fund’s Prospectus:
Effective on or about March 13, 2015, the first paragraph under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including common stock, preferred stock, and depositary receipts) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth. The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
Effective on or about March 13, 2015, the fourth and fifth paragraphs under the caption "Principal Investment Strategies” in the "Summary of the Fund" section are hereby deleted.
Effective on or about March 13, 2015, the information under the caption "Principal Risks” in the "Summary of the Fund" section is hereby revised to delete references to Foreign Currency Risk, Frequent Trading Risk, Multi-Adviser Risk, Pacific/Asia Region Risk, Quantitative Model Risk, Small Company Securities Risk and Value Securities Risk and to add the following:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
Geographic Concentration Risk/Asia Pacific Region Risk. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
The rest of the section remains the same.
Effective on or about March 13, 2015, the information under the caption "Fund Management" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Threadneedle International Limited

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Simon Haines, CFA	Fund Manager	Portfolio Manager	March 2015
William Davies	Head of Global Equities and Deputy Head of Equities of Threadneedle	Deputy Portfolio Manager	March 2015
David Dudding, CFA	Fund Manager	Deputy Portfolio Manager	March 2015
Effective on or about March 13, 2015, the information under the caption “Principal Investment Strategies” in the "More Information About the Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including common stock, preferred stock, and depositary receipts) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth. The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
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The Fund may also invest in derivatives, including futures and forward foreign currency contracts, in an effort to enhance returns, to hedge existing positions, to manage the Fund’s currency and overall risk exposure, to increase market or other exposure, and/or to increase investment flexibility (including using the derivative as a substitute for a position in an underlying security, currency, asset, or other instrument or reference). Derivatives may be used by the Fund to obtain net long and/or net negative (short) exposure to a security, currency, asset, or other instrument or reference.
The Fund may invest in companies involved in initial public offerings, tender offers, mergers, other corporate restructurings and other special situations.
Columbia Management Investment Advisers, LLC (the Investment Manager) serves as the investment manager to the Fund and is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle or the Subadviser), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the Investment Manager.
Threadneedle chooses investments for the Fund by:
■	Deploying an integrated approach to equity research that incorporates regional analyses, an international sector strategy, and stock specific perspectives;
■	Conducting detailed research on companies in a consistent strategic and macroeconomic framework;
■	Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles; and
■	Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund’s portfolio are consistent with established portfolio management parameters.
A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund’s benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
Effective on or about March 13, 2015, the information under the caption "Principal Risks” in the "More Information About the Fund" section is hereby revised to delete references to Foreign Currency Risk, Frequent Trading Risk, Multi-Adviser Risk, Pacific/Asia Region Risk, Quantitative Model Risk, Small Company Securities Risk and Value Securities Risk and to add the following:
Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its NAV and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.
Geographic Concentration Risk/Asia Pacific Region Risk. A number of countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact that country, other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified in areas with more developed countries and economies. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Continued growth of economies and securities markets in the region will require sustained economic and fiscal discipline, as well as continued commitment to governmental and regulatory reforms. Development also may be influenced by international economic conditions, including those in the United States and Japan, and by world demand for goods or natural resources produced in countries in the Asia Pacific region. Securities markets in the region are generally smaller and have a lower trading volume than those in the United States, which may result in the securities of some companies in the region being less liquid than U.S. or other foreign securities. Some currencies, inflation rates or interest rates in the Asia Pacific region are or can be volatile, and some countries in the region may restrict the flow of money in and out of the country. The risks described under "Emerging Markets Securities Risk" and “Foreign Securities Risk” may be more pronounced due to concentration of the Fund’s investments in the region.
The rest of the section remains the same.
Effective on or about March 13, 2015, the information under the caption “Portfolio Managers” in the "More Information About the Fund-Primary Service Providers" section is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

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Subadviser: Threadneedle International Limited

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Simon Haines, CFA	Fund Manager	Portfolio Manager	March 2015
William Davies	Head of Global Equities and Deputy Head of Equities of Threadneedle	Deputy Portfolio Manager	March 2015
David Dudding, CFA	Fund Manager	Deputy Portfolio Manager	March 2015
Mr. Haines joined Threadneedle in 1999 as a trainee UK fund manager, progressing to fund manager effective January 2005. Mr. Haines began his investment career in 1999 and earned a degree from Oxford University.
Mr. Davies joined Threadneedle in 1994. Prior to assuming his current roles, Mr. Davies was Head of European Equities. Prior to joining Threadneedle, Mr. Davies worked for Eagle Star Investments and Hambros Bank. At Hambros Bank Mr. Davies was a European Investment Manager and led the European Equity team. Mr. Davies began his investment career in 1984 and earned a B.A (Hons) in Economics from Exter University.
Mr. Dudding joined Threadneedle in 1999 as an analyst. Mr. Dudding began his investment career in 1999 and earned a Modern History degree and a European Politics Masters degree from Oxford University.
Shareholders should retain this Supplement for future reference.
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